Other Investments	6 Months Ended
Sep. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Other Investments
11.	Other Investments

The proceeds of the offering of TEUs were used to acquire TEUs of the Joint Venture that substantially mirror the terms of the TEUs included in the offering. Under these mirrored arrangements, the Joint Venture is required to make cash payments or to transfer LLC Units to the Company concurrent with any cash payments or issuance of shares by the Company pursuant to the terms of its TEUs. The Company accounts for these mirror arrangements as investments in debt and equity securities.

At September 30, 2019 and March 31, 2019, the Company’s investment in debt securities are classified as “available-for-sale” and its investment in forward purchase contracts are considered equity securities measured at fair value. Changes in unrealized gains and losses for the Company’s debt securities are recognized as adjustments to other comprehensive income (loss) while changes in unrealized gains and losses for the Company’s investment in forward purchase contracts are recognized as adjustments to pretax income (loss).

A summary of the Company’s other investments at September 30, 2019 and March 31, 2019 is summarized in the tables that follow.

	September 30, 2019
		Unrealized Amounts
	Amortized Costs	Gains	Losses	Fair Value
Debt Securities (Level 2)	$42,326	$1,571	$—	$43,897
Forward Purchase Contracts (Level 2)	$232,929	$—	$(2,435)	230,494

				$274,391
Amounts classified within current assets				15,154

Amounts classified within Other investments				$259,237

March 31, 2019
Unrealized Amounts
	Amortized Costs	Gains	Losses	Fair Value
Debt Securities	$—	$—	$—	$—
Forward Purchase Contracts	$—	$—	$—	—

—
Amounts classified within current assets				—

Amounts classified within Other investments				$—

Scheduled maturities of investments in debt securities at September 30, 2019 were as follows:

	Amortized Cost	Fair Value
Due in one year or less	$15,154	$15,154
Due after one year through five years	27,172	28,742
Due after five years through ten years	—	—
Due after ten years	—	—

	$42,326	$43,896

The portion of unrealized gains and losses for each period related to equity securities still held at each reporting date is calculated as follows:

	Six Months Ended
	September 30,
	2019	2018
Net gains and losses recognized during the period on equity securities	$(2,435)	$—
Less: Net gains and losses recognized during the period on equity securities sold during the period	—	—

Unrealized gains and losses recognized during the reporting period on equity securities still held at the reporting date	$(2,435)	$—